Consolidated Effective Tax Rate Differed from Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Taxes at Irish statutory rate of 12.5% (2011:12.5%; 2012: 12.5%)	$ 15,108	$ 8,401	$ 3,625
Foreign and other income taxed at higher/(reduced) rates	4,229	7,873	5,373
Research & development tax incentives	(2,598)	(4,954)	(6,341)
Movement in valuation allowance	2,389	1,557	4,362
Prior year over provision in respect of foreign taxes	(47)	(678)	(83)
Effects of permanent items	(1,002)	(26)	(615)
Other	(26)	(372)	(206)
Provision for income taxes	$ 18,053	$ 11,801	$ 6,115